Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Share subscriptions received	$ 104,463
Net loss	1,686,901	1,095,765
Accumulated deficit	3,153,565	1,479,688
Shareholders' deficit	$ 1,863,522	$ 176,574	$ 16,264
Property, plant and equipment, useful life	5 years